Cover	Oct. 21, 2026
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Oct. 21, 2026
Entity Registrant Name	INTERNATIONAL BUSINESS MACHINES CORPORATION
Entity Incorporation, State or Country Code	NY
Entity File Number	1-2360
Entity Tax Identification Number	13-0871985
Entity Address, Address Line One	One New Orchard Road
Entity Address, City or Town	Armonk
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10504
City Area Code	914
Local Phone Number	499-1900
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000051143
Amendment Flag	false
NEW YORK STOCK EXCHANGE, INC. | Common Stock
Document Information [Line Items]
Title of 12(b) Security	Capital stock, par value $.20 per share
Trading Symbol	IBM
Security Exchange Name	NYSE
NEW YORK STOCK EXCHANGE, INC. | 0.300% Notes due 2026
Document Information [Line Items]
Title of 12(b) Security	0.300% Notes due 2026
Trading Symbol	IBM 26B
Security Exchange Name	NYSE
NEW YORK STOCK EXCHANGE, INC. | 1.250% Notes due 2027
Document Information [Line Items]
Title of 12(b) Security	1.250% Notes due 2027
Trading Symbol	IBM 27B
Security Exchange Name	NYSE
NEW YORK STOCK EXCHANGE, INC. | 3.375% Notes due 2027
Document Information [Line Items]
Title of 12(b) Security	3.375% Notes due 2027
Trading Symbol	IBM 27F
Security Exchange Name	NYSE
NEW YORK STOCK EXCHANGE, INC. | 0.300% Notes due 2028
Document Information [Line Items]
Title of 12(b) Security	0.300% Notes due 2028
Trading Symbol	IBM 28B
Security Exchange Name	NYSE
NEW YORK STOCK EXCHANGE, INC. | 1.750% Notes due 2028
Document Information [Line Items]
Title of 12(b) Security	1.750% Notes due 2028
Trading Symbol	IBM 28A
Security Exchange Name	NYSE
NEW YORK STOCK EXCHANGE, INC. | 1.500% Notes due 2029
Document Information [Line Items]
Title of 12(b) Security	1.500% Notes due 2029
Trading Symbol	IBM 29
Security Exchange Name	NYSE
NEW YORK STOCK EXCHANGE, INC. | 0.875% Notes due 2030
Document Information [Line Items]
Title of 12(b) Security	0.875% Notes due 2030
Trading Symbol	IBM 30A
Security Exchange Name	NYSE
NEW YORK STOCK EXCHANGE, INC. | 2.900% Notes due 2030
Document Information [Line Items]
Title of 12(b) Security	2.900% Notes due 2030
Trading Symbol	IBM 30C
Security Exchange Name	NYSE
NEW YORK STOCK EXCHANGE, INC. | 1.750% Notes due 2031
Document Information [Line Items]
Title of 12(b) Security	1.750% Notes due 2031
Trading Symbol	IBM 31
Security Exchange Name	NYSE
NEW YORK STOCK EXCHANGE, INC. | 3.000% Notes due 2031
Document Information [Line Items]
Title of 12(b) Security	3.000% Notes due 2031
Trading Symbol	IBM 31A
Security Exchange Name	NYSE
NEW YORK STOCK EXCHANGE, INC. | 3.625% Notes due 2031
Document Information [Line Items]
Title of 12(b) Security	3.625% Notes due 2031
Trading Symbol	IBM 31B
Security Exchange Name	NYSE
NEW YORK STOCK EXCHANGE, INC. | 0.650% Notes due 2032
Document Information [Line Items]
Title of 12(b) Security	0.650% Notes due 2032
Trading Symbol	IBM 32A
Security Exchange Name	NYSE
NEW YORK STOCK EXCHANGE, INC. | 3.150% Notes due 2033
Document Information [Line Items]
Title of 12(b) Security	3.150% Notes due 2033
Trading Symbol	IBM 33A
Security Exchange Name	NYSE
NEW YORK STOCK EXCHANGE, INC. | 1.250% Notes due 2034
Document Information [Line Items]
Title of 12(b) Security	1.250% Notes due 2034
Trading Symbol	IBM 34
Security Exchange Name	NYSE
NEW YORK STOCK EXCHANGE, INC. | 3.450% Notes due 2034
Document Information [Line Items]
Title of 12(b) Security	3.450% Notes due 2034
Trading Symbol	IBM 34A
Security Exchange Name	NYSE
NEW YORK STOCK EXCHANGE, INC. | 3.750% Notes due 2035
Document Information [Line Items]
Title of 12(b) Security	3.750% Notes due 2035
Trading Symbol	IBM 35
Security Exchange Name	NYSE
NEW YORK STOCK EXCHANGE, INC. | 3.450% Notes due 2037
Document Information [Line Items]
Title of 12(b) Security	3.450% Notes due 2037
Trading Symbol	IBM 37
Security Exchange Name	NYSE
NEW YORK STOCK EXCHANGE, INC. | 3.850% Notes due 2038
Document Information [Line Items]
Title of 12(b) Security	3.850% Notes due 2038
Trading Symbol	IBM 38B
Security Exchange Name	NYSE
NEW YORK STOCK EXCHANGE, INC. | 4.875% Notes due 2038
Document Information [Line Items]
Title of 12(b) Security	4.875% Notes due 2038
Trading Symbol	IBM 38
Security Exchange Name	NYSE
NEW YORK STOCK EXCHANGE, INC. | 1.200% Notes due 2040
Document Information [Line Items]
Title of 12(b) Security	1.200% Notes due 2040
Trading Symbol	IBM 40
Security Exchange Name	NYSE
NEW YORK STOCK EXCHANGE, INC. | 4.000% Notes due 2043
Document Information [Line Items]
Title of 12(b) Security	4.000% Notes due 2043
Trading Symbol	IBM 43
Security Exchange Name	NYSE
NEW YORK STOCK EXCHANGE, INC. | 3.800% Notes due 2045
Document Information [Line Items]
Title of 12(b) Security	3.800% Notes due 2045
Trading Symbol	IBM 45A
Security Exchange Name	NYSE
NEW YORK STOCK EXCHANGE, INC. | Floating Rate Notes due 2028
Document Information [Line Items]
Title of 12(b) Security	Floating Rate Notes due 2028
Trading Symbol	IBM 28E
Security Exchange Name	NYSE
NEW YORK STOCK EXCHANGE, INC. | 6.22% Debentures due 2027
Document Information [Line Items]
Title of 12(b) Security	6.22% Debentures due 2027
Trading Symbol	IBM 27
Security Exchange Name	NYSE
NEW YORK STOCK EXCHANGE, INC. | 6.50% Debentures due 2028
Document Information [Line Items]
Title of 12(b) Security	6.50% Debentures due 2028
Trading Symbol	IBM 28
Security Exchange Name	NYSE
NEW YORK STOCK EXCHANGE, INC. | 5.875% Debentures due 2032
Document Information [Line Items]
Title of 12(b) Security	5.875% Debentures due 2032
Trading Symbol	IBM 32D
Security Exchange Name	NYSE
NEW YORK STOCK EXCHANGE, INC. | 7.00% Debentures due 2045
Document Information [Line Items]
Title of 12(b) Security	7.00% Debentures due 2045
Trading Symbol	IBM 45
Security Exchange Name	NYSE
NEW YORK STOCK EXCHANGE, INC. | 7.125% Debentures due 2096
Document Information [Line Items]
Title of 12(b) Security	7.125% Debentures due 2096
Trading Symbol	IBM 96
Security Exchange Name	NYSE
NYSE TEXAS, INC. | Common Stock
Document Information [Line Items]
Title of 12(b) Security	Capital stock, par value $.20 per share
Trading Symbol	IBM
Security Exchange Name	NYSETX